FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments

September 30, 2022

(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
ENERGY — 0.1%
PHI Group, Inc., Restricted(a)(b)(c)	75,292	$941,150
		$941,150
RETAILING — 0.1%
Copper Earn Out Trust(a)(b)(c)	7,803	$42,916
Copper Property CTL Pass Through Trust(a)(b)(c)	58,520	760,760
		$803,676

TOTAL COMMON STOCKS — 0.2% (Cost $1,555,635)		$1,744,826

WARRANTS – 0.0%
MIDSTREAM - OIL & GAS — 0.0%
Windstream Holdings II, LLC 09/21/2055(a)(b)(c)(d) (Cost $372,781)	11,258	$157,612
		$157,612
BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
AGENCY STRIPPED — 0.2%
Government National Mortgage Association 2015-19 IO — 0.282% 1/16/2057(e)	$1,354,096	$23,026
Government National Mortgage Association 2015-7 IO — 0.514% 1/16/2057(e)	1,464,652	31,417
Government National Mortgage Association 2020-75 IO — 0.871% 2/16/2062(e)	5,291,308	348,128
Government National Mortgage Association 2020-42 IO — 0.937% 3/16/2062(e)	3,502,709	239,566
Government National Mortgage Association 2020-71 IO — 1.087% 1/16/2062(e)	2,896,478	214,225
Government National Mortgage Association 2020-43 IO — 1.260% 11/16/2061(e)	2,190,989	172,716
		$1,029,078
NON-AGENCY — 6.9%
A10 Bridge Asset Financing 2021-D A1FX — 2.589% 10/1/2038(f)	$1,700,133	$1,609,068
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(f)	38,795	38,355
ACRE Commercial Mortgage Ltd. 2021-FL4 A, 1M USD LIBOR + 0.830% — 3.823% 12/18/2037(e)(f)	402,398	398,185
ACRES Commercial Realty Ltd. 2021-FL1 A, 1M USD LIBOR + 1.200% — 4.139% 6/15/2036(e)(f)	2,604,000	2,557,063
ACRES Commercial Realty Ltd. 2021-FL2 A, 1M USD LIBOR + 1.400% — 4.339% 1/15/2037(e)(f)	809,000	781,481
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A, 1M USD LIBOR + 1.450% — 3.735% 1/15/2037(e)(f)	3,442,000	3,378,984
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL1 A, 1M USD LIBOR + 0.970% — 3.788% 12/15/2035(e)(f)	2,210,000	2,169,361
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A, 1M USD LIBOR + 1.100% — 3.918% 5/15/2036(e)(f)	2,370,000	2,323,800
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 1M USD LIBOR + 1.350% — 4.168% 11/15/2036(e)(f)	3,148,000	3,099,209

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A, 1M USD LIBOR + 1.850% — 4.695% 5/15/2037(e)(f)	$2,524,000	$2,488,675
AREIT Trust 2019-CRE3 A, 1M USD LIBOR + 1.138% — 4.306% 9/14/2036(e)(f)	45,239	44,809
BBCMS Trust 2015-SRCH A1 — 3.312% 8/10/2035(f)	943,620	881,560
BDS Ltd. 2021-FL8 A, 1M USD LIBOR + 0.920% — 3.913% 1/18/2036(e)(f)	770,879	751,905
BDS Ltd. 2019-FL4 AS, 1M USD LIBOR + 1.400% — 4.339% 8/15/2036(e)(f)	268,000	266,197
BX Commercial Mortgage Trust 2021-VOLT E, 1M USD LIBOR + 2.000% — 4.818% 9/15/2036(e)(f)	1,410,000	1,300,364
BX Commercial Mortgage Trust 2021-VOLT F, 1M USD LIBOR + 2.400% — 5.218% 9/15/2036(e)(f)	2,319,000	2,157,587
BXMT Ltd. 2021-FL4 A, 1M USD LIBOR + 1.050% — 3.868% 5/15/2038(e)(f)	2,899,000	2,866,574
Citigroup Commercial Mortgage Trust 2013-GC11 AAB — 2.690% 4/10/2046	4,506	4,493
Citigroup Commercial Mortgage Trust 2013-GC11 A4 — 3.093% 4/10/2046	90,000	89,324
Citigroup Commercial Mortgage Trust 2013-GC11 AS — 3.422% 4/10/2046	800,000	791,129
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	—	—
COMM Mortgage Trust 2014-CR20 A3 — 3.326% 11/10/2047	710,599	680,876
Greystone CRE Notes Ltd. 2021-FL3 A, 1M USD LIBOR + 1.020% — 3.838% 7/15/2039(e)(f)	3,000,000	2,835,141
GS Mortgage Securities Corp. II 2015-GC30 AAB — 3.120% 5/10/2050	242,400	236,233
Hawaii Hotel Trust 2019-MAUI C, 1M USD LIBOR + 1.650% — 4.468% 5/15/2038(e)(f)	1,384,000	1,311,821
HERA Commercial Mortgage Ltd. 2021-FL1 A, 1M USD LIBOR + 1.050% — 4.043% 2/18/2038(e)(f)	2,823,000	2,743,531
Independence Plaza Trust 2018-INDP A — 3.763% 7/10/2035(f)	819,000	769,065
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	490,681	478,251
JPMBB Commercial Mortgage Securities Trust 2015-C31 A3 — 3.801% 8/15/2048	540,845	514,466
KREF Ltd. 2021-FL2 A, 1M USD LIBOR + 1.070% — 4.009% 2/15/2039(e)(f)	834,000	810,817
LCCM Trust 2021-FL2 A, 1M USD LIBOR + 1.200% — 4.018% 12/13/2038(e)(f)	390,000	379,365
LoanCore Issuer Ltd. 2021-CRE4 A, 1M USD LIBOR + 0.914% — 3.200% 7/15/2035(e)(f)	479,116	472,840
LoanCore Issuer Ltd. 2021-CRE5 A, 1M USD LIBOR + 1.300% — 4.118% 7/15/2036(e)(f)	363,000	351,178
MF1 Ltd. 2021-FL7 A, 1M USD LIBOR + 1.080% — 4.073% 10/16/2036(e)(f)	2,750,000	2,640,217
MF1 Ltd. 2020-FL4 A, 1M USD LIBOR + 1.814% — 4.660% 11/15/2035(e)(f)	423,614	421,580
PFP Ltd. 2021-7 A, 1M USD LIBOR + 0.850% — 3.668% 4/14/2038(e)(f)	836,794	812,547
Progress Residential Trust 2021-SFR10 A — 2.393% 12/17/2040(f)	4,556,000	3,810,043
Ready Capital Mortgage Financing LLC 2021-FL5 A, 1M USD LIBOR + 1.000% — 4.084% 4/25/2038(e)(f)	821,100	809,411
Shelter Growth CRE Issuer Ltd. 2021-FL3 A, 1M USD LIBOR + 1.080% — 3.898% 9/15/2036(e)(f)	605,647	589,964
STWD Ltd. 2021-FL2, 1M USD LIBOR + 1.200% — 4.139% 4/18/2038(e)(f)	1,468,000	1,438,327
TRTX Issuer Ltd. 2022-FL5 A, 1M USD LIBOR + 1.650% — 3.935% 2/15/2039(e)(f)	2,356,000	2,308,617
VMC Finance LLC 2021-HT1 A, 1M USD LIBOR + 1.650% — 4.643% 1/18/2037(e)(f)	1,089,723	1,055,827
Wells Fargo Commercial Mortgage Trust 2014-LC18 ASB — 3.244% 12/15/2047	436,220	426,108
		$53,894,348

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $56,608,523)		$54,923,426

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
Fannie Mae REMICS 2012-47 HA — 1.500% 5/25/2027(e)	$97,235	$95,005
Fannie Mae REMICS 2013-35 QB — 1.750% 2/25/2043(e)	362,302	358,577
Fannie Mae REMICS 144 PD — 3.500% 4/25/2042(e)	88,246	84,843
Freddie Mac REMICS 4220 EH — 2.500% 6/15/2028(e)	72,222	71,665
Freddie Mac REMICS 4235 QE — 3.000% 8/15/2031(e)	55,622	55,566
Freddie Mac REMICS 4162 P — 3.000% 2/15/2033(e)	279,682	268,075
		$933,731
AGENCY POOL FIXED RATE — 0.0%
Fannie Mae Pool AL1576 — 4.000% 3/1/2027	$96,324	$93,831
Fannie Mae Pool FM1102 — 4.000% 3/1/2031	39,694	38,667
		$132,498
AGENCY STRIPPED — 0.0%
Fannie Mae Interest Strip 284 1 — 0.000% 7/25/2027(g)	$117,095	$104,959
		$104,959
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.7%
Cascade Funding Mortgage Trust 2021-HB6 A — 0.898% 6/25/2036(e)(f)	$652,545	$634,040
CFMT LLC 2021-HB5 A — 0.801% 2/25/2031(e)(f)	992,028	954,000
CFMT LLC 2020-HB4 A — 0.946% 12/26/2030(e)(f)	261,768	253,835
CFMT LLC 2021-HB7 A — 1.151% 10/27/2031(e)(f)	938,947	882,305
CFMT LLC 2021-HB7 M1 — 2.125% 10/27/2031(e)(f)	1,183,000	1,083,059
PRET LLC 2021-NPL5 A1 — 2.487% 10/25/2051(f)(h)	5,005,682	4,632,258
Pretium Mortgage Credit Partners I LLC 2021-NPL2 A1 — 1.992% 6/27/2060(f)(h)	1,782,743	1,643,689
Pretium Mortgage Credit Partners I LLC 2021-NPL4 A1 — 2.363% 10/27/2060(f)(h)	4,324,312	4,025,934
Pretium Mortgage Credit Partners I LLC 2021-NPL6 A1 — 2.487% 7/25/2051(f)(h)	1,603,971	1,489,287
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(e)(f)	6,235,764	5,886,663
PRPM LLC 2021-9 A1 — 2.363% 10/25/2026(f)(h)	2,629,635	2,445,214
PRPM LLC 2021-10 A1 — 2.487% 10/25/2026(f)(h)	3,316,118	3,003,722
PRPM LLC 2021-11 A1 — 2.487% 11/25/2026(f)(h)	2,890,751	2,692,211
RCO VII Mortgage LLC 2021-2 A1 — 2.116% 9/25/2026(f)(h)	1,470,135	1,365,699
Towd Point Mortgage Trust 2019-4 A1 — 2.900% 10/25/2059(e)(f)	5,945,077	5,638,192
Towd Point Mortgage Trust 2018-2 A1 — 3.250% 3/25/2058(e)(f)	494,814	478,481
Towd Point Mortgage Trust 2018-5 A1A — 3.250% 7/25/2058(e)(f)	49,972	48,775
VCAT LLC 2021 NPL2 A1 — 2.115% 3/27/2051(f)(h)	2,124,413	2,005,768
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(f)(h)	6,209,992	5,951,140
VOLT C LLC 2021-NPL9 — 1.992% 5/25/2051(f)(h)	1,046,896	973,823
VOLT XCIV LLC 2021-NPL3 A1 — 2.240% 2/27/2051(f)(h)	4,926,112	4,652,220
VOLT XCV LLC 2021-NPL4 — 2.240% 3/27/2051(f)(h)	1,210,106	1,146,454
		$51,886,769

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $56,036,764)		$53,057,957

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
ASSET-BACKED SECURITIES — 63.7%
AUTO — 19.0%
American Credit Acceptance Receivables Trust 2021-4 B — 0.860% 2/13/2026(f)	$502,000	$494,436
American Credit Acceptance Receivables Trust 2021-2 C — 0.970% 7/13/2027(f)	2,670,000	2,604,497
American Credit Acceptance Receivables Trust 2021-3 C — 0.980% 11/15/2027(f)	1,731,000	1,675,570
American Credit Acceptance Receivables Trust 2021-4 C — 1.320% 2/14/2028(f)	1,827,000	1,757,703
American Credit Acceptance Receivables Trust 2022-1 B — 1.680% 9/14/2026(f)	1,350,000	1,312,098
American Credit Acceptance Receivables Trust 2022-1 C — 2.120% 3/13/2028(f)	2,838,000	2,668,882
AmeriCredit Automobile Receivables Trust 2021-3 A3 — 0.760% 8/18/2026	1,153,000	1,102,632
AmeriCredit Automobile Receivables Trust 2020-2 C — 1.480% 2/18/2026	342,000	327,931
BMW Vehicle Lease Trust 2022-1 A4 — 1.230% 5/27/2025	1,810,000	1,707,363
CarMax Auto Owner Trust 2022-1 A3 — 1.470% 12/15/2026	3,713,000	3,579,551
CarMax Auto Owner Trust 2020-3 C — 1.690% 4/15/2026	61,000	58,234
CarMax Auto Owner Trust 2020-1 C — 2.340% 11/17/2025	1,940,000	1,888,919
CarMax Auto Owner Trust 2018-4 B — 3.670% 5/15/2024	95,000	94,999
Drive Auto Receivables Trust 2021-2 B — 0.580% 12/15/2025	3,025,000	2,982,556
Drive Auto Receivables Trust 2021-3 A3 — 0.790% 10/15/2025	1,907,000	1,882,698
Drive Auto Receivables Trust 2021-2 C — 0.870% 10/15/2027	2,324,000	2,234,767
Drive Auto Receivables Trust 2021-1 C — 1.020% 6/15/2027	2,000,000	1,936,858
Drive Auto Receivables Trust 2021-3 B — 1.110% 5/15/2026	3,814,000	3,625,390
Drive Auto Receivables Trust 2021-3 C — 1.470% 1/15/2027	3,814,000	3,635,204
DT Auto Owner Trust 2021-3A B — 0.580% 11/17/2025(f)	908,000	878,090
DT Auto Owner Trust 2021-2A B — 0.810% 1/15/2027(f)	394,000	384,607
DT Auto Owner Trust 2021-1A C — 0.840% 10/15/2026(f)	168,000	162,261
DT Auto Owner Trust 2021-3A C — 0.870% 5/17/2027(f)	800,000	752,528
DT Auto Owner Trust 2021-4A B — 1.020% 5/15/2026(f)	704,000	674,729
DT Auto Owner Trust 2021-2A C — 1.100% 2/16/2027(f)	4,000,000	3,816,167
DT Auto Owner Trust 2020-3A C — 1.470% 6/15/2026(f)	2,884,000	2,805,465
DT Auto Owner Trust 2021-4A C — 1.500% 9/15/2027(f)	704,000	661,047
DT Auto Owner Trust 2022-1A C — 2.960% 11/15/2027(f)	1,212,000	1,149,329
Exeter Automobile Receivables Trust 2021-3A B — 0.690% 1/15/2026	4,737,000	4,655,695
Exeter Automobile Receivables Trust 2021-1A C — 0.740% 1/15/2026	500,000	491,613
Exeter Automobile Receivables Trust 2021-4A B — 1.050% 5/15/2026	2,241,000	2,177,488
Exeter Automobile Receivables Trust 2021-4A C — 1.460% 10/15/2027	2,169,000	2,059,011
Exeter Automobile Receivables Trust 2022-1A B — 2.180% 6/15/2026	6,048,000	5,852,035
Exeter Automobile Receivables Trust 2022-1A C — 2.560% 6/15/2028	3,168,000	3,005,692
First Investors Auto Owner Trust 2021-2A A — 0.480% 3/15/2027(f)	3,259,651	3,168,623
Flagship Credit Auto Trust 2021-2 C — 1.270% 6/15/2027(f)	1,004,000	940,508
Flagship Credit Auto Trust 2021-4 B — 1.490% 2/15/2027(f)	456,000	427,684
Ford Credit Auto Lease Trust 2021-B B — 0.660% 1/15/2025	1,055,000	995,535
Ford Credit Auto Lease Trust 2021-B C — 0.900% 5/15/2026	1,044,000	987,842
Ford Credit Auto Owner Trust 2022-A A3 — 1.290% 6/15/2026	1,998,000	1,910,954
GM Financial Automobile Leasing Trust 2021-2 B — 0.690% 5/20/2025	284,000	271,748
GM Financial Automobile Leasing Trust 2020-3 C — 1.110% 10/21/2024	1,000,000	982,574
GM Financial Automobile Leasing Trust 2022-1 A4 — 1.960% 2/20/2026	2,794,000	2,677,478
GM Financial Automobile Leasing Trust 2022-1 B — 2.230% 2/20/2026	793,000	757,646
GM Financial Automobile Leasing Trust 2022-1 C — 2.640% 2/20/2026	2,044,000	1,935,723
GM Financial Consumer Automobile Receivables Trust 2022-1 A3 — 1.260% 11/16/2026	2,070,000	1,983,609
GM Financial Consumer Automobile Receivables Trust 2020-3 C — 1.370% 1/16/2026	142,000	134,151

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Honda Auto Receivables Owner Trust 2021-4 A3 — 0.880% 1/21/2026	$2,354,000	$2,228,151
Hyundai Auto Lease Securitization Trust 2021-B A4 — 0.380% 8/15/2025(f)	124,000	118,476
Hyundai Auto Lease Securitization Trust 2022-A A4 — 1.320% 12/15/2025(f)	2,128,000	2,026,963
Hyundai Auto Receivables Trust 2021-C A3 — 0.740% 5/15/2026	1,523,000	1,436,915
Prestige Auto Receivables Trust 2021-1A A3 — 0.830% 7/15/2025(f)	658,000	642,094
Prestige Auto Receivables Trust 2021-1A B — 1.190% 4/15/2026(f)	1,965,000	1,860,567
Prestige Auto Receivables Trust 2021-1A C — 1.530% 2/15/2028(f)	705,000	653,351
Santander Drive Auto Receivables Trust 2021-3 B — 0.600% 12/15/2025	5,042,000	4,981,390
Santander Drive Auto Receivables Trust 2021-4 B — 0.880% 6/15/2026	4,910,000	4,796,257
Santander Drive Auto Receivables Trust 2021-2 C — 0.900% 6/15/2026	740,000	721,374
Santander Drive Auto Receivables Trust 2021-4 C — 1.260% 2/16/2027	3,197,000	3,062,028
Santander Drive Auto Receivables Trust 2022-1 B — 2.360% 8/17/2026	6,336,000	6,169,188
Santander Drive Auto Receivables Trust 2022-1 C — 2.560% 4/17/2028	2,116,000	2,026,631
Santander Drive Auto Receivables Trust 2022-2 B — 3.440% 9/15/2027	3,700,000	3,607,218
Santander Retail Auto Lease Trust 2021-C A3 — 0.500% 3/20/2025(f)	2,420,000	2,339,781
Santander Retail Auto Lease Trust 2021-A C — 1.140% 3/20/2026(f)	114,000	107,734
Santander Retail Auto Lease Trust 2022-A A3 — 1.340% 7/21/2025(f)	2,084,000	1,980,549
Santander Retail Auto Lease Trust 2022-A A4 — 1.420% 1/20/2026(f)	1,118,000	1,045,475
Santander Retail Auto Lease Trust 2022-A B — 1.610% 1/20/2026(f)	612,000	566,864
Santander Retail Auto Lease Trust 2022-B B — 3.850% 3/22/2027(f)	1,680,000	1,622,628
Volkswagen Auto Loan Enhanced Trust 2021-1 A3 — 1.020% 6/22/2026	2,858,000	2,711,324
Westlake Automobile Receivables Trust 2021-2A B — 0.620% 7/15/2026(f)	1,558,000	1,506,020
Westlake Automobile Receivables Trust 2021-2A C — 0.890% 7/15/2026(f)	2,450,000	2,325,610
Westlake Automobile Receivables Trust 2021-3A A3 — 0.950% 6/16/2025(f)	3,401,000	3,305,757
Westlake Automobile Receivables Trust 2021-1A C — 0.950% 3/16/2026(f)	1,738,000	1,666,438
Westlake Automobile Receivables Trust 2020-3A C — 1.240% 11/17/2025(f)	783,000	760,885
Westlake Automobile Receivables Trust 2021-3A B — 1.290% 1/15/2027(f)	3,653,000	3,502,233
Westlake Automobile Receivables Trust 2021-3A C — 1.580% 1/15/2027(f)	3,647,000	3,430,908
Westlake Automobile Receivables Trust 2022-1A C — 3.110% 3/15/2027(f)	3,419,000	3,240,401
World Omni Auto Receivables Trust 2021-B B — 1.040% 6/15/2027	300,000	275,818
World Omni Auto Receivables Trust 2020-C C — 1.390% 5/17/2027	176,000	164,896
World Omni Auto Receivables Trust 2019-A B, 3M USD LIBOR + 1.480% — 3.340% 6/16/2025	252,000	251,537
		$147,405,581
COLLATERALIZED LOAN OBLIGATION — 17.0%
ABPCI Direct Lending Fund CLO I LLC 2016-1A E2, 3M USD LIBOR + 8.730% — 11.440% 7/20/2033(e)(f)	$2,944,000	$2,589,289
ABPCI Direct Lending Fund CLO II LLC 2017-1A ER, 3M USD LIBOR + 7.600% — 10.310% 4/20/2032(e)(f)	3,062,000	2,667,201
ABPCI Direct Lending Fund CLO X LP 2020-10A A1A, 3M USD LIBOR + 1.950% — 4.660% 1/20/2032(e)(f)	678,000	660,834
ABPCI Direct Lending Fund CLO XI LP 2022-11A E, 3M USD LIBOR + 9.700% — 13.756% 10/27/2034(e)(f)	2,000,000	1,918,364
ABPCI Direct Lending Fund IX LLC 2020-9A A1R, 3M USD LIBOR + 1.400% — 4.169% 11/18/2031(e)(f)	2,378,000	2,292,927
Barings Middle Market CLO Ltd. 2021-IA D, 3M USD LIBOR + 8.650% — 11.360% 7/20/2033(e)(f)	1,460,000	1,292,326

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
BlackRock Maroon Bells CLO XI LLC 2022-1A E, 3M USD LIBOR + 9.500% — 12.676% 10/15/2034(e)(f)	$5,540,000	$5,282,390
Blackrock Mount Adams CLO IX LP 2021-9A A1, 3M USD LIBOR + 1.370% — 4.972% 9/22/2031(e)(f)	1,395,000	1,351,430
Brightwood Capital MM CLO Ltd. 2021-2A A, 3M USD LIBOR + 1.650% — 4.162% 11/15/2030(e)(f)	4,401,000	4,318,116
BTC Holdings Fund I LLC — 5.500% 1/28/2027(a)(c)	591,707	591,707
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 5.400% 10/20/2029(a)(c)	2,000,000	2,000,000
Cerberus Loan Funding XXIX LP 2020-2A A, 3M USD LIBOR + 1.900% — 4.412% 10/15/2032(e)(f)	2,733,000	2,679,939
Cerberus Loan Funding XXV LP 2018-4RA A1TR, 3M USD LIBOR + 1.530% — 4.042% 10/15/2030(e)(f)	1,247,000	1,226,947
Cerberus Loan Funding XXVI LP 2019-1A AR, 3M USD LIBOR + 1.500% — 4.012% 4/15/2031(e)(f)	436,000	424,561
Cerberus Loan Funding XXVIII LP 2020-1A A, 3M USD LIBOR + 1.850% — 4.362% 10/15/2031(e)(f)	2,412,000	2,379,843
Cerberus Loan Funding XXVIII LP 2020-1A D, 3M USD LIBOR + 5.300% — 7.812% 10/15/2031(e)(f)	2,236,000	2,130,186
Cerberus Loan Funding XXXI LP 2021-1A A, 3M USD LIBOR + 1.500% — 4.012% 4/15/2032(e)(f)	1,598,000	1,557,305
Cerberus Loan Funding XXXVI LP 2021-6A A, 3M USD LIBOR + 1.400% — 3.912% 11/22/2033(e)(f)	2,224,452	2,203,749
Ellington CLO IV Ltd. 2019-4A AR, 3M USD LIBOR + 1.580% — 4.092% 4/15/2029(e)(f)	786,497	781,001
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1TR, 3M USD LIBOR + 1.550%, — 4.062% 10/15/2033(e)(f)	5,645,000	5,363,010
Fortress Credit Opportunities IX CLO Ltd. 2017-9A ER, 3M USD LIBOR + 8.060%, — 10.572% 10/15/2033(e)(f)	8,814,000	7,605,953
Fortress Credit Opportunities VI CLO Ltd. 2015-6A, 3M USD LIBOR + 1.600% — 4.028% 7/10/2030(e)(f)	4,000,000	3,857,152
Fortress Credit Opportunities XI CLO Ltd. 2018-11A A1T, 3M USD LIBOR + 1.300% — 3.812% 4/15/2031(e)(f)	2,624,000	2,547,455
Fortress Credit Opportunities XVII CLO Ltd. 2022-17A A, 3M USD LIBOR + 1.370% — 3.698% 1/15/2030(e)(f)	3,320,907	3,246,861
Golub Capital Partners CLO 36m Ltd. 2018-36A A, 3M USD LIBOR + 1.300% — 4.132% 2/5/2031(e)(f)	3,439,000	3,346,457
Golub Capital Partners CLO 38M Ltd. 2018-38A, 3M USD LIBOR + 2.800% — 5.510% 7/20/2030(e)(f)	1,993,000	1,827,990
Golub Capital Partners CLO 42M Ltd. 2019-42A A2, 3M USD LIBOR + 2.000% — 4.710% 4/20/2031(e)(f)	3,006,000	2,899,717
Ivy Hill Middle Market Credit Fund IX Ltd. 9A ERR, 3M USD LIBOR + 8.220% — 10.761% 4/23/2034(e)(f)	6,250,000	5,297,838
Ivy Hill Middle Market Credit Fund XII Ltd. 12A DR, 3M USD LIBOR + 8.170% — 10.880% 7/20/2033(e)(f)	1,086,000	900,931
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A E, 3M USD LIBOR + 7.750% — 10.509% 4/22/2033(e)(f)	3,766,000	3,286,611
Lake Shore MM CLO III LLC 2019-2A A2R — 2.525% 10/17/2031(f)	575,000	509,149

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Lake Shore MM CLO III LLC 2019-2A A1R, 3M USD LIBOR + 1.480% — 4.220% 10/17/2031(e)(f)	$1,228,000	$1,186,465
Lake Shore MM CLO IV Ltd. 2021-1A X, 3M USD LIBOR + 1.180% — 1.312% 10/15/2033(e)(f)	763,533	741,668
Madison Park Funding XIII Ltd. 2014-13A AR2, 3M USD LIBOR + 0.950% — 3.688% 4/19/2030(e)(f)	522,793	514,322
Madison Park Funding XXIII Ltd. 2017-23A AR, 3M USD LIBOR + 0.970% — 3.739% 7/27/2031(e)(f)	3,380,000	3,321,181
Madison Park Funding XXV Ltd. 2017-25A, 3M USD LIBOR + 0.970% — 3.753% 4/25/2029(e)(f)	529,292	519,888
MCF CLO IX Ltd. 2019-1A A1R, 3M USD LIBOR + 1.500% — 3.981% 7/17/2031(e)(f)	7,029,000	6,815,375
Neuberger Berman CLO XV 2013-15A A1R2, 3M USD LIBOR + 0.920% — 3.432% 10/15/2029(e)(f)	3,102,000	3,040,140
OCP CLO Ltd. 2017-13A A1AR, 3M USD LIBOR + 0.960% — 3.472% 7/15/2030(e)(f)	3,328,000	3,238,643
Octagon Investment Partners XV Ltd. 2013-1A A1RR, 3M USD LIBOR + 0.970% — 3.708% 7/19/2030(e)(f)	4,686,000	4,600,092
OFSI BSL VIII Ltd. 2017-1A AR, 3M USD LIBOR + 1.000% — 3.740% 8/16/2029(e)(f)	1,986,250	1,945,993
Owl Rock CLO III Ltd. 2020-3A A1L, 3M USD LIBOR + 1.800% — 4.510% 4/20/2032(e)(f)	800,000	774,959
Owl Rock CLO VI Ltd. 2021-6A A, 3M USD LIBOR + 1.450% — 4.977% 6/21/2032(e)(f)	3,634,000	3,489,458
Parliament CLO II Ltd. 2021-2A A, 3M USD LIBOR + 1.350% — 4.334% 8/20/2032(e)(f)	1,756,000	1,696,048
Parliament CLO II Ltd. 2021-2A D, 3M USD LIBOR + 3.700% — 6.684% 8/20/2032(e)(f)	2,646,000	2,318,740
Parliament Funding II Ltd. 2020-1A AR, 3M USD LIBOR + 1.250% — 3.960% 10/20/2031(e)(f)	2,164,000	2,107,431
TCP Whitney CLO Ltd. 2017-1A ER, 3M USD LIBOR + 8.160% — 11.144% 8/20/2033(e)(f)	2,429,000	2,123,252
VCP CLO II Ltd. 2021-2A A1, 3M USD LIBOR + 1.670% — 4.182% 4/15/2031(e)(f)	6,216,000	6,084,246
VCP CLO II Ltd. 2021-2A E, 3M USD LIBOR + 8.400% — 10.922% 4/15/2031(e)(f)	4,460,000	3,816,868
Venture XXV CLO Ltd. 2016-25A ARR, 3M USD LIBOR + 1.020% — 3.730% 4/20/2029(e)(f)	295,045	289,908
Woodmont Trust 2019-6A A1R, 3M USD LIBOR + 1.480% — 3.992% 7/15/2031(e)(f)	2,657,000	2,585,731
Woodmont Trust 2019-6A A1R2, 1M USD LIBOR + 1.480% — 3.992% 7/15/2031(e)(f)	1,679,000	1,633,964
Zais CLO 7 Ltd. 2017-2A A, 3M USD LIBOR + 1.290% — 3.802% 4/15/2030(e)(f)	601,544	587,132
		$132,468,743
EQUIPMENT — 10.4%
ARI Fleet Lease Trust 2020-A B — 2.060% 11/15/2028(f)	$1,239,000	$1,221,931
ARI Fleet Lease Trust 2022-A A3 — 3.430% 1/15/2031(f)	644,000	620,237
Avis Budget Rental Car Funding AESOP LLC 2019-3A A — 2.360% 3/20/2026(f)	607,000	569,193
Chesapeake Funding II LLC 2020-1A C — 2.140% 8/15/2032(f)	368,000	355,279
CNH Equipment Trust 2022-B A4 — 3.910% 3/15/2028	581,000	559,350
Coinstar Funding LLC 2017-1A A2 — 5.216% 4/25/2047(f)	2,523,193	2,449,008
Dell Equipment Finance Trust 2021-1 C — 0.810% 5/22/2026(f)	2,100,000	2,018,087
Dell Equipment Finance Trust 2021-2 C — 0.940% 12/22/2026(f)	765,000	727,497
Dell Equipment Finance Trust 2020-2 C — 1.370% 1/22/2024(f)	2,200,000	2,158,015

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Dell Equipment Finance Trust 2020-2 D — 1.920% 3/23/2026(f)	$6,801,000	$6,689,373
Dell Equipment Finance Trust 2022-1 A3 — 2.490% 8/23/2027(f)	7,144,000	6,965,818
Dell Equipment Finance Trust 2022-1 B — 2.720% 8/23/2027(f)	1,109,000	1,063,460
Dell Equipment Finance Trust 2022-1 C — 2.940% 8/23/2027(f)	1,139,000	1,090,860
Enterprise Fleet Financing LLC 2022-3 A3 — 4.290% 7/20/2029(f)	760,000	733,933
Enterprise Fleet Financing LLC 2021-3 A2 — 0.770% 8/20/2027(f)	2,648,701	2,542,598
Enterprise Fleet Financing LLC 2022-2 — 4.790% 5/21/2029(f)	2,419,000	2,389,050
Ford Credit Floorplan Master Owner Trust 2020-1 B — 0.980% 9/15/2025	1,000,000	960,120
GMF Floorplan Owner Revolving Trust 2020-1 A — 0.680% 8/15/2025(f)	990,000	957,861
GMF Floorplan Owner Revolving Trust 2020-2 A — 0.690% 10/15/2025(f)	1,850,000	1,774,338
GMF Floorplan Owner Revolving Trust 2020-2 B — 0.960% 10/15/2025(f)	6,890,000	6,596,857
GMF Floorplan Owner Revolving Trust 2019-2 A — 2.900% 4/15/2026(f)	1,953,000	1,897,594
GreatAmerica Leasing Receivables Funding LLC 2019-1 B — 3.370% 2/18/2025(f)	252,000	249,640
Hertz Vehicle Financing III LP 2021-2A A — 1.680% 12/27/2027(f)	3,499,000	2,993,928
Hertz Vehicle Financing LLC 2021-1A A — 1.210% 12/26/2025(f)	4,442,000	4,061,897
Hertz Vehicle Financing LLC 2022-4A A — 3.730% 9/25/2026(f)	4,846,000	4,619,905
HPEFS Equipment Trust 2021-1A — 0.750% 3/20/2031(f)	1,300,000	1,235,075
HPEFS Equipment Trust 2022-1A A3 — 1.380% 5/21/2029(f)	3,943,000	3,770,490
HPEFS Equipment Trust 2022-1A B — 1.790% 5/21/2029(f)	1,619,000	1,522,021
HPEFS Equipment Trust 2022-1A C — 1.960% 5/21/2029(f)	1,076,000	999,340
HPEFS Equipment Trust 2020-1A D — 2.260% 2/20/2030(f)	1,000,000	986,553
HPEFS Equipment Trust 2020-2A D — 2.790% 7/22/2030(f)	2,000,000	1,965,106
HPEFS Equipment Trust 2022-2A B — 4.200% 9/20/2029(f)	718,000	695,971
HPEFS Equipment Trust 2022-2A C — 4.430% 9/20/2029(f)	416,000	402,408
Kubota Credit Owner Trust 2020-1A A4 — 2.260% 7/15/2026(f)	762,000	745,090
NextGear Floorplan Master Owner Trust 2021-1A A — 0.850% 7/15/2026(f)	253,000	236,022
NextGear Floorplan Master Owner Trust 2022-1A A2 — 2.800% 3/15/2027(f)	4,685,000	4,424,661
Pawneee Equipment Receivables LLC 2021-1 A2 — 1.100% 7/15/2027(f)	981,792	941,440
Verizon Master Trust 2022-4 B — 3.640% 11/20/2028(h)	2,555,000	2,453,073
Verizon Master Trust 2022-4 C — 3.890% 11/20/2028(h)	663,000	636,225
Verizon Owner Trust 2020-A C — 2.060% 7/22/2024	230,000	226,766
Verizon Owner Trust 2019-C C — 2.160% 4/22/2024	290,000	288,243
Verizon Owner Trust 2019-B A1A — 2.330% 12/20/2023	987	987
Wheels SPV 2 LLC 2020-1A A3 — 0.620% 8/20/2029(f)	3,542,000	3,383,653
		$81,178,953
OTHER — 17.1%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$1,284,000	$1,163,434
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A B — 4.935% 12/20/2030(f)	3,273,000	2,955,643
ABPCI Direct Lending Fund ABS II LLC 2022-2A A1, 3M USD LIBOR + 2.100% — 4.629% 3/1/2032(e)(f)	1,670,000	1,647,655
ABPCI Direct Lending Fund ABS II LLC 2022-2A C — 8.237% 3/1/2032(f)	6,978,000	6,496,825
CARS-DB4 LP 2020-1A A1 — 2.690% 2/15/2050(f)	293,341	274,563
Cologix Data Centers US Issuer LLC 2021-1A A2 — 3.300% 12/26/2051(f)	4,273,000	3,822,047
Cologix Data Centers US Issuer LLC 2021-1A C — 5.990% 12/26/2051(f)	3,235,000	2,891,739
Conn's Receivables Funding LLC 2021-A B — 2.870% 5/15/2026(f)	2,369,000	2,297,961
DataBank Issuer 2021-1A A2 — 2.060% 2/27/2051(f)	1,400,000	1,202,892

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
DataBank Issuer 2021-1A C — 4.430% 2/27/2051(f)	$1,500,000	$1,315,126
Diamond Infrastructure Funding LLC 2021-1A C — 3.475% 4/15/2049(f)	512,000	419,790
Diamond Issuer 2021-1A C — 3.787% 11/20/2051(f)	1,718,000	1,395,257
Elm Trust 2020-4A A2 — 2.286% 10/20/2029(f)	330,000	308,639
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	5,662,000	5,411,498
Elm Trust 2020-4A B — 3.866% 10/20/2029(f)	985,000	920,385
Elm Trust 2020-3A B — 4.481% 8/20/2029(f)	897,000	848,950
FCI Funding LLC 2021-1A A — 1.130% 4/15/2033(f)	288,356	279,610
Golub Capital Partners ABS Funding Ltd. 2021-1A A2 — 2.773% 4/20/2029(f)	3,868,000	3,581,830
Golub Capital Partners ABS Funding Ltd. 2021-2A A — 2.944% 10/19/2029(f)	4,896,000	4,456,584
Golub Capital Partners ABS Funding Ltd. 2020-1A A2 — 3.208% 1/22/2029(f)	2,267,000	2,074,192
Golub Capital Partners ABS Funding Ltd. 2021-1A B — 3.816% 4/20/2029(f)	1,924,000	1,785,355
Golub Capital Partners ABS Funding Ltd. 2021-2A B — 3.994% 10/19/2029(f)	5,697,000	5,065,719
Golub Capital Partners ABS Funding Ltd. 2020-1A B — 4.496% 1/22/2029(f)	1,404,000	1,327,434
Gracie Point International Funding 2021-1A, 1M USD LIBOR + 0.750% — 3.314% 11/1/2023(e)(f)	1,802,307	1,789,598
Hotwire Funding LLC 2021-1 C — 4.459% 11/20/2051(f)	1,250,000	1,056,811
Legal Fee Funding LLC 2006-1A A — 8.000% 7/20/2036(c)(f)	145,355	145,355
Monroe Capital ABS Funding Ltd. 2021-1A A2 — 2.815% 4/22/2031(f)	2,912,000	2,660,112
Monroe Capital ABS Funding Ltd. 2021-1A B — 3.908% 4/22/2031(f)	907,000	829,205
Monroe Capital Income Plus ABS Funding LLC 2022-1A A — 4.050% 4/30/2032(f)	3,700,000	3,348,384
NRZ Advance Receivables Trust 2020-T2 AT2 — 1.475% 9/15/2053(f)	2,719,485	2,595,912
Oasis Securitization Funding LLC 2021-1A A — 2.579% 2/15/2033(f)	133,405	131,566
Oklahoma Development Finance Authority — 3.877% 5/1/2037	2,095,000	2,003,855
Oklahoma Development Finance Authority — 4.135% 12/1/2033	2,335,000	2,241,129
Oklahoma Development Finance Authority — 4.285% 2/1/2034	887,000	855,662
Oportun Funding XIV LLC 2021-A — 1.210% 3/8/2028(f)	532,000	496,234
Oportun Issuance Trust 2021-B — 1.470% 5/8/2031(f)	1,020,000	908,168
Oportun Issuance Trust 2021-C A — 2.180% 10/8/2031(f)	4,976,000	4,397,256
Owl Rock Technology Financing LLC 2020-1A A, 3M USD LIBOR + 2.950% — 5.462% 1/15/2031(e)(f)	3,099,000	2,955,640
PFS Financing Corp. 2022-D A — 4.270% 8/15/2027(f)	5,205,000	5,035,034
PFS Financing Corp. 2021-A A — 0.710% 4/15/2026(f)	2,543,000	2,380,473
PFS Financing Corp. 2021-B A — 0.770% 8/15/2026(f)	1,925,000	1,745,147
PFS Financing Corp. 2021-A B — 0.960% 4/15/2026(f)	310,000	290,586
PFS Financing Corp. 2020-G A — 0.970% 2/15/2026(f)	3,998,000	3,780,104
PFS Financing Corp. 2021-B B — 1.090% 8/15/2026(f)	713,000	646,254
PFS Financing Corp. 2020-E B — 1.570% 10/15/2025(f)	4,503,000	4,322,107
PFS Financing Corp. 2020-G B — 1.570% 2/15/2026(f)	197,000	187,549
PFS Financing Corp. 2020-A B — 1.770% 6/15/2025(f)	5,819,000	5,674,175
PFS Financing Corp. 2022-A A — 2.470% 2/15/2027(f)	6,716,000	6,324,177
PFS Financing Corp. 2022-A B — 2.770% 2/15/2027(f)	1,380,000	1,287,246
PFS Financing Corp. 2022-C A — 3.890% 5/15/2027(f)	5,700,000	5,532,135
PFS Financing Corp. 2022-C B — 4.390% 5/15/2027(f)	879,000	833,591
PG&E Wildfire Recovery Funding LLC — 4.022% 6/1/2033	4,140,000	3,973,372
SBA Tower Trust — 1.631% 5/15/2051(f)	426,000	362,338
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	1,483,139	1,348,237

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
TVEST LLC 2020-A A — 4.500% 7/15/2032(f)	$208,820	$205,315
Vantage Data Centers Issuer LLC 2020-1A A2, 1M USD LIBOR + 1.650% — 1.645% 9/15/2045(f)	1,344,000	1,183,955
VCP RRL ABS I Ltd. 2021-1A A — 2.152% 10/20/2031(f)	1,961,396	1,802,755
VCP RRL ABS I Ltd. 2021-1A B — 2.848% 10/20/2031(f)	3,093,825	2,859,419
VCP RRL ABS I Ltd. 2021-1A C — 5.425% 10/20/2031(f)	4,802,873	4,541,054
		$132,673,038

TOTAL ASSET-BACKED SECURITIES (Cost $520,683,859)		$493,726,315

CORPORATE BONDS & NOTES — 7.7%
COMMUNICATIONS — 1.1%
Amazon.com, Inc. — 1.650% 5/12/2028	$1,834,000	$1,558,173
CCO Holdings LLC/CCO Holdings Capital Corp. — 6.375% 9/1/2029(f)	2,633,000	2,409,195
Consolidated Communications, Inc. — 6.500% 10/1/2028(f)	1,119,000	836,453
Frontier Communications Holdings LLC — 5.875% 10/15/2027(f)	3,066,000	2,744,714
Frontier Communications Holdings LLC — 6.000% 1/15/2030(f)	1,636,000	1,285,282
		$8,833,817
CONSUMER, CYCLICAL — 1.2%
Air Canada Pass-Through Trust 2017-1AA — 3.300% 7/15/2031(f)	$1,998,338	$1,711,303
Air Canada Pass-Through Trust 2020-1C — 10.500% 7/15/2026(f)	1,030,000	1,071,656
Aramark Services, Inc. — 6.375% 5/1/2025(f)	2,460,000	2,410,800
CD&R Smokey Buyer, Inc. — 6.750% 7/15/2025(f)	3,866,000	3,534,684
Newell Brands, Inc. — 6.375% 9/15/2027	250,000	247,182
Royal Caribbean Cruises Ltd. — 11.500% 6/1/2025(f)	354,000	375,240
		$9,350,865
CONSUMER, NON-CYCLICAL — 0.6%
Cimpress PLC — 7.000% 6/15/2026(f)	$6,657,000	$4,560,045
		$4,560,045
ENERGY — 0.1%
Natural Resource Partners LP/NRP Finance Corp. — 9.125% 6/30/2025(f)	$831,000	$849,448
		$849,448
FINANCIAL — 4.5%
Ares Capital Corp., 1M USD LIBOR + 1.850% — 2.150% 7/15/2026(e)	$4,513,000	$3,777,209
Blackstone Private Credit Fund, 3M USD LIBOR + 8.650% — 2.625% 12/15/2026(e)	4,545,000	3,735,784
Golub Capital BDC, Inc. — 3.375% 4/15/2024	1,487,000	1,426,299
Midcap Financial Issuer Trust — 6.500% 5/1/2028(f)	10,563,000	8,978,550
OWL Rock Core Income Corp. — 5.500% 3/21/2025	7,439,000	7,024,513
OWL Rock Core Income Corp. — 4.700% 2/8/2027	5,384,000	4,712,579
OWL Rock Core Income Corp. — 7.750% 9/16/2027(f)	5,122,000	5,040,551
		$34,695,485
UTILITIES — 0.2%
Cleco Securitization I LLC — 4.016% 3/1/2033	$1,662,000	$1,599,366
		$1,599,366

TOTAL CORPORATE BONDS & NOTES (Cost $65,162,594)		$59,889,026

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
CORPORATE BANK DEBT — 5.8%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.250% — 6.365% 9/29/2024(a)(e)(i)	$3,937,576	$3,841,617
Applied Systems, Inc., 3M USD LIBOR + 3.000% — 6.674% 9/19/2024(a)(e)(i)	2,631,249	2,624,014
Asurion LLC, 1M USD LIBOR + 3.000% — 6.115% 11/3/2024(a)(e)(i)	5,262,275	4,911,439
Axiom Global, Inc., 1M USD LIBOR + 5.500% — 7.506% 10/1/2026(a)(e)(i)	3,087,272	2,956,063
Azalea Topco, Inc., 1M USD LIBOR + 3.750% — 6.226% 7/24/2026(a)(e)(i)	1,955,175	1,774,321
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 7.865% 11/12/2027(a)(e)(i)(k)	91,099	87,797
Capstone Acquisition Holdings, Inc. 2020 Term Loan 2020 Term Loan, 1M USD LIBOR + 4.750% — 7.865% 11/12/2027(a)(e)(i)	1,789,175	1,744,446
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 6.615% 5/17/2028(a)(e)(i)	1,203,763	1,140,565
Emerald Topco, Inc., 1M USD LIBOR + 3.500% — 4.560% — 6.884% 7/24/2026(a)(e)(i)	2,076,756	1,907,147
Farfetch U.S. Holdings, Inc., 1M USD LIBOR + 6.250% — 9.290% 9/27/2027(a)(c)(e)(i)	4,000,000	3,750,000
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 7.438% 5/1/2028(a)(e)(i)	1,110,095	1,029,613
GHX Ultimate Parent Corp., 6M USD LIBOR + 3.250% — 6.127% 6/28/2024(a)(e)(i)	4,011,006	3,754,101
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 7.084% 4/30/2025(a)(e)(i)	4,017,065	3,695,700
JC Penney Corp., Inc., 1M USD LIBOR + 9.500% — 5.250% 6/23/2023(a)(e)(i)	480,181	48
McDermott Super Senior Exit LC — 0.500% 6/30/2024(a)(i)(j)(k)	640,000	(128,000)
Mediaco Holding, Inc. Class A, 1M LIBOR + 6.400% — 9.482% 11/25/2024(a)(b)(c)(i)	1,142,027	1,062,085
Packers Holdings LLC, 1M USD LIBOR + 3.250% — 6.006% 3/9/2028(a)(e)(i)	2,663,766	2,437,346
PetVet Care Centers LLC, 1M USD LIBOR + 3.500% — 6.615% 2/14/2025(a)(e)(i)	2,642,219	2,434,144
Polaris Newco, LLC Term Loan B, 1M USD LIBOR + 4.000% — 7.674% 6/2/2028(a)(e)(i)	2,677,197	2,463,021
WH Borrower LLC, Term Loan B, 1M USD LIBOR + 5.500% — 8.422% 2/15/2027(a)(e)(i)	2,825,918	2,677,557
Windstream Services LLC, 1M USD LIBOR + 6.250% — 9.365% 9/21/2027(a)(e)(i)	830,680	768,379

TOTAL CORPORATE BANK DEBT (Cost $47,257,180)		$44,931,403

CONVERTIBLE BONDS — 0.6%
Opendoor Technologies, Inc. — 0.250% 8/15/2026(f)	$4,000,000	$2,222,214
Upwork, Inc. — 0.250% 8/15/2026	3,400,000	2,486,420

TOTAL CONVERTIBLE BONDS (Cost $5,020,279)		$4,708,634

U.S. TREASURIES — 5.7%
U.S. Treasury Bills — 0.000% 10/6/2022(g)	$19,789,000	$19,784,761
U.S. Treasury Bills — 0.000% 10/13/2022(g)	24,665,000	24,646,938

TOTAL U.S. TREASURIES (Cost $44,429,840)		$44,431,699

TOTAL BONDS & DEBENTURES — 97.2% (Cost $793,537,209)		$755,668,460

TOTAL INVESTMENT SECURITIES — 97.4% (Cost $795,465,625)		$757,570,898

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

SHORT-TERM INVESTMENTS — 3.2%	Principal Amount	Fair Value
State Street Bank Repurchase Agreement — 0.83% 10/3/2022(l)
(Dated 09/30/2022, repurchase price of $38,354,653, collateralized by $39,875,200 principal amount U.S. Treasury Notes — 0.000% 2023, fair value $39,119,086)	$25,031,000	$25,031,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,031,000)		$25,031,000

TOTAL INVESTMENTS — 100.6% (Cost $820,496,625)		$782,601,898
Other Assets and Liabilities, net — (0.6)%		(5,040,605)
NET ASSETS — 100.0%		$777,561,293

(a)	Restricted securities. These restricted securities constituted 6.36% of total net assets at September 30, 2022, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.
(b)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.38% of total net assets at September 30, 2022.
(c)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(d)	Non-income producing security.
(e)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2022. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(h)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2022.
(i)	For corporate bank debt, the rate shown may represent a weighted average interest rate.
(j)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(k)	As of September 30, 2022 the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. At September 30, 2022, unfunded commitments totaled $640,000.
(l)	Security pledged as collateral.

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

September 30, 2022

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.250% — 6.365% 9/29/2024	02/23/2022, 02/28/2022, 03/01/2022, 06/16/2022	$3,879,378	$3,841,617	0.49%
Applied Systems, Inc., 3M USD LIBOR + 3.000% — 6.674% 9/19/2024	02/16/2022, 06/16/2022	2,619,055	2,624,014	0.34%
Asurion LLC, 1M USD LIBOR + 3.000% — 6.115% 11/3/2024	03/08/2022, 06/16/2022	5,226,735	4,911,439	0.63%
Axiom Global, Inc., 1M USD LIBOR + 5.500% — 7.506% 10/1/2026	11/18/2021, 11/19/2021	3,061,061	2,956,063	0.38%
Azalea Topco, Inc., 1M USD LIBOR + 3.750% — 6.226% 7/24/2026	02/17/2022, 06/23/2022	1,899,371	1,774,321	0.23%
BTC Holdings Fund I LLC — 5.500% 1/28/2027	09/01/2021	591,707	591,707	0.08%
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 5.400% 10/20/2029	01/20/2022	2,000,000	2,000,000	0.26%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 7.865% 11/12/2027	04/30/2021	90,765	87,797	0.01%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 7.865% 11/12/2027	04/30/2021	1,777,644	1,744,446	0.22%
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 6.615% 5/17/2028	03/08/2022, 05/16/2022, 06/16/2022	1,194,054	1,140,565	0.15%
Copper Earn Out Trust	03/08/2022, 05/16/2022, 06/16/2022, 12/07/2020	—	42,916	0.01%
Copper Property CTL Pass Through Trust	01/17/2019, 02/08/2019, 03/11/2019, 06/08/2020, 07/10/2020	939,850	760,760	0.10%
Emerald Topco, Inc., 1M USD LIBOR + 3.500% — 4.560% — 6.884% 7/24/2026	09/20/2021, 12/02/2021	2,065,285	1,907,147	0.25%
Farfetch U.S. Holdings, Inc., 1M USD LIBOR + 6.250% — 9.290% 9/27/2027	09/27/2022	3,740,000	3,750,000	0.48%
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 7.438% 5/1/2028	04/09/2021	1,101,113	1,029,613	0.13%
GHX Ultimate Parent Corp., 6M USD LIBOR + 3.250% — 6.127% 6/28/2024	02/24/2022, 07/05/2022, 12/02/2021	3,983,848	3,754,101	0.48%
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 7.084% 4/30/2025	02/23/2022, 06/23/2022	3,981,486	3,695,700	0.48%
JC Penney Corp., Inc., 1M USD LIBOR + 9.500% — 5.250% 6/23/2023	02/25/2021	—	48	0.00%
McDermott Super Senior Exit LC — 0.500% 6/30/2024	02/23/2022	(2,636)	(128,000)	(0.02)%
Mediaco Holding, Inc. Class A, 1M LIBOR + 6.400% — 9.482% 11/25/2024	01/01/2022, 02/01/2022, 03/01/2022, 04/01/2022, 05/01/2022, 06/01/2022	1,136,512	1,062,085	0.14%
Packers Holdings LLC, 1M USD LIBOR + 3.250% — 6.006% 3/9/2028	02/23/2022, 06/13/2022	2,635,897	2,437,346	0.31%
PetVet Care Centers LLC, 1M USD LIBOR + 3.500% — 6.615% 2/14/2025	02/23/2022, 06/13/2022	2,628,543	2,434,144	0.31%
PHI Group, Inc., Restricted	02/28/2020	615,785	941,150	0.12%
Polaris Newco, LLC Term Loan B, 1M USD LIBOR + 4.000% — 7.674% 6/2/2028	02/23/2022, 06/16/2022	2,657,198	2,463,021	0.32%
WH Borrower LLC, Term Loan B, 1M USD LIBOR + 5.500% — 8.422% 2/15/2027	02/09/2022	2,774,863	2,677,557	0.34%
Windstream Holdings II, LLC 09/21/2055	11/16/2020	372,781	157,612	0.02%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 9.365% 9/21/2027	08/11/2020	807,008	768,379	0.10%
TOTAL RESTRICTED SECURITIES		$51,777,303	$49,425,548	6.36%

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments

September 30, 2022

(Unaudited)

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.

If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2022:

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	—	—	$941,150	$941,150
Retailing	—	—	803,676	803,676
Warrants
Midstream - Oil & Gas	—	—	157,612	157,612
Commercial Mortgage-Backed Securities
Agency Stripped	—	$1,029,078	—	1,029,078
Non-Agency	—	53,894,348	—	53,894,348
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	933,731	—	933,731
Agency Pool Fixed Rate	—	132,498	—	132,498
Agency Stripped	—	104,959	—	104,959
Non-Agency Collateralized Mortgage Obligation	—	51,886,769	—	51,886,769
Asset-Backed Securities
Auto	—	147,405,581	—	147,405,581
Collateralized Loan Obligation	—	129,877,036	2,591,707	132,468,743
Equipment	—	81,178,953	—	81,178,953
Other	—	132,527,683	145,355	132,673,038
Corporate Bonds & Notes	—	59,889,026	—	59,889,026
Corporate Bank Debt	—	40,119,318	4,812,085	44,931,403
Convertible Bonds	—	4,708,634	—	4,708,634
U.S. Treasuries	—	44,431,699	—	44,431,699
Short-Term Investments	—	25,031,000	—	25,031,000
	—	$773,150,313	$9,451,585	$782,601,898

FPA FLEXIBLE FIXED INCOME FUND

Portfolio of investments (Continued)

September 30, 2022

(Unaudited)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2022:

Investments	Beginning Value at December 31, 2021	Net Realized and Unrealized Gains (Losses)(a)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at September 30, 2022	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2022
Common Stocks	$2,618,873	$(874,047)	—	—	—	$1,744,826	$(697,695)
Warrants Midstream – Oil & Gas	163,241	(5,629)	—	—	—	157,612	(5,629)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	5,427,136	—	—	—	$(5,427,136)	—	—
Asset-Backed Securities Collateralized Loan Obligation	2,720,980	—	$1,000,000	$(1,129,273)	—	2,591,707	—
Other	—	(6,477)	—	(116,855)	$268,687	145,355	(5,889)
Corporate Bank Debt	1,100,801	12,616	$3,744,914	(46,246)	—	4,812,085	10,101
	$12,031,031	$(873,537)	$4,744,914	$(1,292,374)	$(5,158,449)	$9,451,585	$(699,112)

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $5,427,136 out of Level 3 into Level 2 and $268,687 out of Level 1 into Level 3. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced. Transfers into Level 3 were due to change in valuation technique from vendor priced to third party broker quoted.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of September 30, 2022:

Financial Assets	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stocks	$42,916	Pricing Model (a)	Quotes/Prices	$5.50	$12.60
	760,760	Pricing Model (a)	Quotes/Prices	$13.00
	941,150	Pricing Model (b)	Last Reported Trade	$12.50	$12.50

Warrants	$157,612	Pricing Model (a)	Quotes/Prices	$14.00	$14.00

Asset-Backed Securities Collateralized Loan Obligation	$591,707	Third-Party Broker Quote (c)	Quotes/Prices	$100.00	$100.00
	2,000,000	Third-Party Broker Quote (c)	Quotes/Prices	$100.00

Asset-Backed Securities - Other	$145,355	Pricing Model (c)	Quotes/Prices	$100.00	$100.00

Corporate Bank Debt	1,062,085	Pricing Model (d)	Discounted External Valuation	14.0%	14.0%
	3,750,000	Pricing Model (e)	Cost	$93.75	$93.75

(a)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(b)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(c)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(d)	The Pricing Model technique for Level 3 securities involves external valuation by an independent third party who utilized a discounted cash flow model.
(e)	The Pricing Model technique for Level 3 securities involves the initial purchase cost of the security until a trading market develops.